Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Summary of Cash and Cash Equivalents

	June 30, 2020	December 31, 2019
	€m	€m
Cash and cash equivalents	935.2	826.0
Restricted cash	0.1	0.1
Cash and cash equivalents	935.3	826.1
Bank overdraft	—	(1.3)
Cash and cash equivalents per Statement of Cash Flows	935.3	824.8